Share capital - Stock Option Range of Exercise Prices and Weighted Average Years to Expiration (Details) shares in Thousands	Dec. 31, 2017 CAD ($) year shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 CAD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted-average exercise price (in Cdn.$per share)	$ 2.44
Weighted-average exercise price (in Cdn.$per share)	$ 2.70	$ 2.24	$ 2.69
Number of exercisable options (in shares) | shares	29,801
Number of outstanding options (in shares) | shares	57,602	50,410	59,124
Weighted- average years to expiry (in years) | year	3.10
0.84 – 0.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted-average exercise price (in Cdn.$per share)	$ 0.84
Weighted-average exercise price (in Cdn.$per share)	$ 0.84
Number of exercisable options (in shares) | shares	211
Number of outstanding options (in shares) | shares	211
Weighted- average years to expiry (in years) | year	0.62
1.00 – 1.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted-average exercise price (in Cdn.$per share)	$ 1.13
Weighted-average exercise price (in Cdn.$per share)	$ 1.13
Number of exercisable options (in shares) | shares	4,682
Number of outstanding options (in shares) | shares	9,805
Weighted- average years to expiry (in years) | year	3.09
2.00 – 2.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted-average exercise price (in Cdn.$per share)	$ 2.09
Weighted-average exercise price (in Cdn.$per share)	$ 2.09
Number of exercisable options (in shares) | shares	12,760
Number of outstanding options (in shares) | shares	16,434
Weighted- average years to expiry (in years) | year	2.14
3.00 – 3.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted-average exercise price (in Cdn.$per share)	$ 3.34
Weighted-average exercise price (in Cdn.$per share)	$ 3.52
Number of exercisable options (in shares) | shares	12,123
Number of outstanding options (in shares) | shares	31,077
Weighted- average years to expiry (in years) | year	3.63
4.00 – 4.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted-average exercise price (in Cdn.$per share)	$ 4.05
Weighted-average exercise price (in Cdn.$per share)	$ 4.05
Number of exercisable options (in shares) | shares	25
Number of outstanding options (in shares) | shares	75
Weighted- average years to expiry (in years) | year	4.10
Bottom of range | 0.84 – 0.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	$ 0.84
Bottom of range | 1.00 – 1.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	1.00
Bottom of range | 2.00 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	2.00
Bottom of range | 3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	3.00
Bottom of range | 4.00 – 4.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	4.00
Top of range | 0.84 – 0.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	0.99
Top of range | 1.00 – 1.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	1.99
Top of range | 2.00 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	2.99
Top of range | 3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	3.99
Top of range | 4.00 – 4.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	$ 4.99